Note 12 - Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Interest and Finance Costs [Table Text Block]
Interest and Finance Costs	Year Ended December 31,
	2019	2020	2021
Interest on debt (including $928, $0 and $0, respectively, to related party)	16,586	16,033	7,342
Bank charges and loan commitment fees (including $20, $0 and $0, respectively, to related party)	282	233	20
Amortization and write-off of financing fees	1,812	6,311	840
Amortization of debt discount	324	-	-
Total	19,004	22,577	8,202
Less interest capitalized	(927)	(1,621)	(1,204)
Total	18,077	20,956	6,998